Leases and Other Commitments - Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due	$ 585,879
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense, Net	64,700	$ 53,700	$ 23,600
Operating Leases, Future Minimum Payments Due [Abstract]
2015	58,885
2016	52,828
2017	49,495
2018	44,407
2019	40,218
2020 and thereafter	340,046
Sulfuric Acid Regeneration Units [Member]
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due	$ 15,700